Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2013					$ 11,496,102
Net Loss					(3,728,599)
Ending balance, shares at Dec. 31, 2014	6,374,450	6,000
Ending balance, value at Dec. 31, 2014	$ 6,375	$ 6	$ 34,866,520	$ (21,152,654)	13,720,248
Conversion of preferred shares, common stock issued	155,000	(310)
Conversion of preferred, value of common stock issued	$ 155		(155)
Conversion of preferred shares, value converted			18,544		18,544
Net Loss				(2,421,938)	(2,421,938)
Ending balance, shares at Sep. 30, 2015	6,529,450	5,690
Ending balance, value at Sep. 30, 2015	$ 6,530	$ 6	$ 34,884,910	$ (23,574,592)	$ 11,316,854